Apr. 30, 2026
TIFF Multi-Asset Fund
Investment Objective
The Fund’s investment objective is to attain a growing stream of current income and appreciation of principal that at least offsets inflation.
The Fund’s performance objective (which is non-fundamental) is to achieve a total return (price appreciation plus dividends and interest income) net of expenses that, over a majority of market cycles, exceeds inflation, as measured by the Consumer Price Index, plus 5% per annum.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (fees paid directly from your investment):
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.13%
Other Expenses	0.53%
Other Expenses	0.46%
Expenses for Securities Sold Short	0.07%
Acquired Fund Fees and Expenses	0.74%
Fee Waiver	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver [a]	2.37%

[a]
Total Annual Fund Operating Expenses does not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of the prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$240	$739	$1,265	$2,706

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for shareholders that are subject to income or excise taxes. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 290% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its objective through two principal means: (1) diversification across multiple asset classes and (2) active security selection. As a “multi-manager” fund, in addition to the Fund’s investment advisor, TIFF Advisory Services, LLC (“TAS”), the Fund engages external money managers to manage a portion of the
Fund’s assets. The Fund also invests a portion of its assets in other investment funds (referred to in this prospectus summary and in the prospectus as “acquired funds”), such as exchange-traded funds, open-end mutual funds, and private investment funds, such as hedge funds. Acquired fund investments are made subject to the limits of the Investment Company Act of 1940, as amended, and any related rules, regulations or exemptions, and the Fund’s policy limiting investments in illiquid investments to no more than 15% of net assets. Asset class allocations and allocations to money managers and acquired funds may change from time to time.
The Fund invests, either directly or indirectly through its investments in acquired funds, in common and preferred stocks, securities issued or guaranteed by the US government, its agencies and instrumentalities, including Treasury bonds and Treasury inflation-protected securities (“TIPS”), and short-term investments, such as high-quality, short-term money market instruments. In addition, the Fund invests in synthetic and derivative instruments, such as futures, options, swaps, and forward foreign currency exchange contracts, in order to gain or hedge exposure to the Fund’s performance benchmark, one or more asset classes or categories of the benchmark, geographic exposures, or individual positions, including currency exposures. Among other uses, these investments are designed to complement the Fund’s other holdings, and may be used in part to adjust the Fund’s overall exposures toward the levels desired by TAS. As part of its investment strategy, the Fund may take short positions in which it sells securities it does not own. In order to settle such short sales, the Fund must borrow or otherwise acquire the securities that it sold short to make delivery to the buyer. The Fund is then obligated to replace borrowed securities by purchasing them at the market price at the time of replacement.
TAS also pursues a direct trading strategy whereby it invests a portion of the Fund’s assets directly in a limited number of publicly traded equity securities (typically, not more than 20). The issuers of such securities may be of any size, operate in any industry, and have domestic as well as international operations. TAS chooses these direct equity holdings from the listed equity positions reported on Form 13F by a small group of long-oriented, active investment managers based upon TAS’s belief that such managers have demonstrated an ongoing ability to add value through security selection and tend not to trade holdings frequently.
The Fund invests broadly in issuers domiciled in the United States and foreign countries. The Fund’s foreign securities may be denominated in currencies other than the US dollar. Under normal circumstances, up to 50% of the Fund’s assets may be invested in foreign securities, including emerging market securities. The Fund invests in companies of all sizes as measured by market capitalization. A portion of the Fund’s assets may be invested in smaller companies. The Fund’s investments in bonds and other debt obligations are not subject to any stated limitations on maturity. Up to 20% of the Fund’s assets may be invested in debt obligations rated below investment grade, or if unrated, determined to be comparable quality (known as high yield bonds or “junk bonds”).

Fund Performance
The chart below is intended to show the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Prior to December 1, 2021, the Fund received entry fees on purchases and exit fees on redemptions; thus, Fund performance for periods prior to December 1, 2021, reflects those fees’ impact. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.tipfunds.org.

Calendar Year Total Returns (%)

Highest and Lowest Quarterly Returns (for periods shown in the bar chart)
Highest (2Q 2020)	14.29%
Lowest (1Q 2020)	-12.44%

Average Annual Total Returns (for periods ended 12/31/2025)
The table below illustrates the changes in the Fund’s yearly performance and shows how the Fund’s average returns for one year, five years, ten years, and since Fund inception, compare with a broad based measure of market performance, the MSCI All Country World Index, as well as additional indices or other benchmarks with characteristics relevant to the Fund. Prior to December 1, 2021, the Fund received entry fees on purchases and exit fees on redemptions; thus, Fund performance for periods prior to December 1, 2021 reflect those fees’ impact. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.tipfunds.org.

	One Year	Five Years	Ten Years	Since Inception (3/31/95)
TIFF Multi-Asset Fund
Return Before Taxes	21.44%	9.16%	9.19%	8.14%
Benchmark Returns
65/35 Mix (65% MSCI All Country World Index, 35% Bloomberg US Aggregate Bond Index) (does not reflect fees, expenses, or taxes)	16.97%	7.14%	8.44%	7.16%
Consumer Price Index (“CPI”) + 5% per annum (does not reflect fees, expenses, or taxes)	7.80%	9.66%	8.34%	7.61%
MSCI All Country World Index (does not reflect fees, expenses, or taxes)	22.34%	11.19%	11.71%	8.13%
Bloomberg US Aggregate Bond Index (does not reflect fees, expenses or taxes)	7.30%	(0.36)%	2.01%	4.51%